Dividends	12 Months Ended
Dec. 31, 2020
Interim Financial Reporting [Abstract]
Dividends	Dividends
The quarterly dividend which is expected to be paid on 26 March 2021 in respect of the fourth quarter 2020 is 5.25 cents per ordinary share ($0.315 per American Depositary Share (ADS)). The corresponding amount in sterling was announced on 15 March 2021.

	Pence per share			Cents per share					$ million
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Dividends announced and paid in cash
Preference shares							1	1	1
Ordinary shares
March	8.1558	7.7382	7.1691	10.50	10.25	10.00	2,102	1,435	1,828
June	8.3421	8.0655	7.4435	10.50	10.25	10.00	2,119	1,779	1,727
September	4.0433	8.3475	7.9296	5.25	10.25	10.25	1,059	1,656	1,409
December	3.9169	7.8250	8.0251	5.25	10.25	10.25	1,059	2,075	1,734
	24.4581	31.9762	30.5673	31.50	41.00	40.50	6,340	6,946	6,699
Dividend announced, paid in March 2021				5.25			1,067
The amount of unclaimed dividends recognised as a liability at 31 December 2020 is $50 million (2019 $22 million).
The details of the scrip dividends issued are shown in the table below. The board decided not to offer a scrip dividend alternative in respect of any dividends announced since the third quarter 2019, including the fourth quarter 2020 dividend expected to be paid on 26 March 2021.

	2020	2019	2018
Number of shares issued (thousand)	—	208,927	195,305
Value of shares issued ($ million)	—	1,387	1,381
The financial statements for the year ended 31 December 2020 do not reflect the dividend announced on 2 February 2021 and paid in March 2021; this will be treated as an appropriation of profit in the year ending 31 December 2021.